POST BALANCE SHEET EVENTS (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Jan. 31, 2024 USD ($) shares	Dec. 31, 2021 USD ($)	Jan. 31, 2024 £ / shares
Disclosure of non-adjusting events after reporting period
Mirabel facility for proceeds			$ 884
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period
New ordinary shares issued | shares		38,064,000
Share price | £ / shares				£ 0.205
Gross proceeds		$ 9,900
Disposal of major subsidiary | Quebec Inc. 9366-5230 ("Mirabel")
Disclosure of non-adjusting events after reporting period
Proceeds from sale of subsidiary	$ 6,100